Cover	Mar. 30, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 30, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-39936
Entity Registrant Name	UNITED HOMES GROUP, INC.
Entity Central Index Key	0001830188
Entity Tax Identification Number	85-3460766
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	90 N Royal Tower Drive
Entity Address, City or Town	Irmo
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29063
City Area Code	212
Local Phone Number	572 - 6260
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	UHG
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	UHGWW
Security Exchange Name	NASDAQ